Investment in associates - Summary of Financial Information Own Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [2]
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 1,241,142	$ 1,756,023	[1]
Current assets	2,688,673	2,298,327	[1]
Non-current liabilities	(2,843,755)	(2,641,976)	[1]
Current liabilities	(6,208,281)	(4,740,934)	[1]
Other contributed capital	4,133,458	3,625,027	[1]
Revenue	3,058,109	2,034,261	[2]	$ 2,368,085
Net loss	(2,357,231)	(2,049,897)	[2]	(1,181,875)
Other comprehensive loss	48,491	(37,513)	[2]	(10,143)
Total comprehensive loss	(2,308,740)	(2,087,410)	[2]	(1,192,018)
Total finance expenses	$ 385,190	$ 341,182	[2]	$ 213,242
Polestar Technology
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	46.20%	46.20%
Non-current assets	$ 0	$ 46,918
Current assets	22,599	48,501
Non-current liabilities	0	(20,007)
Current liabilities	(47,020)	(175,538)
Net liabilities	(24,421)	(100,126)
Other contributed capital	(30,156)	(30,156)
Adjusted net liabilities	(54,528)	(146,923)
The Group's share of net liabilities	(25,192)	(67,878)
Elimination of effects of downstream sales in inventory	1,390	2,578
Elimination of effects of downstream sales in long-term assets	(1,971)	1,789
Unrecognized losses in Polestar Times Technology	26,024	64,581
Other reconciling items	(251)	(1,070)
Carrying amount of the Group's investment in Polestar Times Technology	0	0
Revenue	9,497	53,248
Net loss	(22,279)	(150,864)
Other comprehensive loss	2,408	320
Total comprehensive loss	(19,871)	(150,544)
Total finance expenses	(9,180)	(69,551)
Xingji Meizu
Disclosure of detailed information about investment property [line items]
Other contributed capital	$ 49	$ (16,641)

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).